NET REVENUES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tuition fee	¥ 1,909,692	¥ 1,545,680	¥ 1,174,596
Certification service fee	50,638	35,980	27,466
Loan referral service fee	30,803	8,750
Others	2,821	1,875	1,136
Business taxes and surcharges	(20,148)	(12,681)	(25,190)
Total net revenues	¥ 1,973,806	¥ 1,579,604	¥ 1,178,008